Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Summary of Inventory

	December 31,
	2022			2021
($000s)	Cost	Reserves	Net	Cost	Reserves	Net
Raw materials	$2,280	$—	$2,280	$562	$—	$562
Work in progress	1,486	—	1,486	107	—	107
Finished goods	812	(130)	681	570	(5)	565
Total Inventory	$4,577	$(130)	$4,447	$1,239	$(5)	$1,234